WARRANTS (Tables)	12 Months Ended
Dec. 31, 2022
Warrants and Rights Note Disclosure [Abstract]
Common Stock Warrants Outstanding

	Warrants	Exercise Price	Issuance Date	Expiration
Private Warrants	232,500	11.50	7/18/2022	7/18/2027
Common Stock Warrants	1,275,000	11.50	9/29/2022	9/29/2027
Total	1,507,500

Schedule of fair value of Private Placement Warrants

The estimated acquisition date fair value was determined using a Monte Carlo simulation valuation model. Assumptions used in the valuation at the Closing Date were as follows:

Assumptions
Fair Value of Class A Common Stock	$10.13
Selected Volatility	60%
Risk-free interest rate	3.14%
Contractual terms (years)	4.0

During the year 2022, the grant-date fair values of the earn-outs granted to employees and non-employees were estimated using the following range of weighted average assumptions:

Assumptions
Fair Value of Class A Common Stock	$10.19 – $12.32
Selected Volatility	61.0% – 61.1%
Risk-free interest rate	3.48% – 3.56%
Contractual terms (years)	3.8 – 3.9

The following table provides quantitative information regarding assumptions used in the Black-Scholes option-pricing model to determine the fair value of the Private Warrants as of July 18, 2022 and December 31, 2022:

	July 18, 2022	December 31, 2022
Stock price	10.13	10.88
Term (in years)	5.0	4.55
Expected volatility	60%	60%
Risk-free rate	3.1%	4.1%
Dividend yield	—%	—%

Assumptions Used in the Valuation at Issuance Date

September 29, 2022
Fair Value of Class A Common Stock	9.13
Selected Volatility	40%
Risk-free interest rate	3.98%
Contractual terms (years)	5